Fair Value Measurements (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	$ 32,609,108	$ 0
Total	52,490,507
Eurocommercial Papers
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	42,552,608
Certificates of Deposit
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	9,937,899
Level 1
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total	0
Level 1 | Eurocommercial Papers
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	0
Level 1 | Certificates of Deposit
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	0
Level 2
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total	52,490,507
Level 2 | Eurocommercial Papers
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	42,552,608
Level 2 | Certificates of Deposit
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	9,937,899
Level 3
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Total	0
Level 3 | Eurocommercial Papers
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	0
Level 3 | Certificates of Deposit
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Short-term marketable debt securities	$ 0